Label	Element	Value
Innovator U.S. Equity Buffer ETF - May | SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: 5.03 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.40%
Innovator U.S. Equity Buffer ETF - May | SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: 501.99 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Innovator U.S. Equity Buffer ETF - May | SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: 456.80 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)
Innovator U.S. Equity Buffer ETF - May | SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: 593.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.20%)